Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions and contingent liabilities
26 Provisions and contingent liabilities

The Company and its subsidiaries are party to judicial and administrative litigations before various courts and government bodies, arising from the ordinary course of operations, involving tax, civil and labor matters. Periodically, management evaluates the tax, civil and labor risks, based on legal, economic and tax supporting data, in order to classify the risks as probable, possible or remote, in accordance with the chances of them occurring and being settled, taking into consideration, case by case, the analyses prepared by external and internal legal advisors.

	December 31, 2025	December 31, 2024

Tax contingencies	1,540	1,540
Civil contingencies	75,424	58,738
Labor contingencies	114,687	85,895
Total provision	191,651	146,173
Judicial deposits (i)	52,895	35,441

(i)There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the balance sheets and referred above for information.
Changes in the provision during the year

	2025	2024	2023

Balance as of January 1	146,173	97,678	43,541
Business combinations	—	—	70,910
Monetary correction	94,482	22,398	25,954
Provision accrued	98,292	47,273	65,731
Provision reversed	(94,659)	(12,988)	(55,791)
Payments	(52,637)	(8,188)	(52,667)
Balance as of December 31	191,651	146,173	97,678
Nature of claims
a)    Civil
Most of the civil and administrative claims involve matters that are normal and specific to the business and refer to demands for indemnity primarily due to: (i) financial losses in the stock market; (ii) portfolio management; and (iii) alleged losses generated from the liquidation of customers assets in portfolio due to margin cause and/or negative balance. As of December 31, 2025, there were 712 (December 31, 2024 - 681) civil and administrative claims for which the likelihood of loss has been classified as probable, in the amount of R$75,424 (December 31, 2024 - R$58,738).
b)    Labor
Labor claims to which the Group is party primarily concern: (i) the existence (or otherwise) of a working relationship between the Group and IFAs; and (ii) severance payment of former employees. As of December 31, 2025, the Company and its subsidiaries are the defendants in 365 cases (December 31, 2024 - 275) involving labor matters for which the likelihood of loss has been classified as probable, in the amount of R$114,687 (December 31, 2024 - R$85,895).
Contingent liabilities - probability of loss classified as possible
In addition to the provisions mentioned above, the Company and its subsidiaries are party to several labor, civil and tax contingencies in progress, in which they are the defendants, and the likelihood of loss, based on the opinions of the internal and external legal advisors, is considered possible. The contingencies amount to approximately R$3,703,191 (December 31, 2024 - R$2,481,746).
Below these claims are summarized by nature:

	2025	2024

Tax (i) (ii) (iii)	2,105,051	1,338,518
Civil (iv)	1,429,045	970,615
Labor (v)	169,095	172,613
Total	3,703,191	2,481,746

(i)Employees Profit Sharing Plans: In 2015, 2019, 2021, 2022 and 2024 tax authorities issued assessments against the Group mainly related to allegedly unpaid social security contributions on amounts due and paid to employees as profit sharing plans related to calendar years of 2011, 2015, 2017, 2018, 2019 and 2020. According to the tax authorities, the Group profit sharing plans did not comply with the provisions of Law 10,101/00. The risk of loss for these claims is classified as possible by the external counsels.
a.Tax assessment related to 2011: The first and the second administrative appeals were denied, and currently the Group awaits judgment on the special appeal before the Superior Court of the Administrative Council of Tax Appeals (“CSRF”). The amount claimed is R$23,381.
b.Tax assessment related to 2015: The first and the second administrative appeals were denied, and currently the Group awaits judgment on the special appeal before the CSRF. The amount claimed is R$59,756.
c.Tax assessment related to 2017: In this case, in addition to the claim related to the employees’ profit-sharing plan, tax authorities are also challenging the deductibility of the amounts paid under the plan to the members of the Board for the purposes of Corporate Income Tax (IRPJ), for 2016 and 2017. Administrative appeals were filed against both assessments. The appeal related to social security contributions is awaiting judgment by the Federal Revenue Service of Brazil (“RFB”), while the appeal related to IRPJ was denied by the RFB, and a second level appeal is currently awaiting judgment. The total amount claimed is R$138,618.
d.Tax assessment related to 2018: An administrative appeal was filed against the assessment, which awaits judgment by the RFB. The total amount claimed is R$168,785.
e.In June 2022, the Group was notified by the Public Labor Ministry for alleged unpaid FGTS (Fund for Severance Indemnity Payment) on the amounts paid to employees under profit sharing plans related to years 2015 to 2020. According to the tax authorities, the Group profit sharing plans did not comply with the provisions of Law 10,101/00. The Group presented its administrative defense which awaits judgment. The total amount claimed is R$196,165.
f.Tax assessment related to 2019: An administrative appeal was filed against the assessment, which awaits judgment by the RFB. The amount claimed is R$227,507.
g.Tax assessment related to 2020: An administrative appeal was filed against the assessment, which awaits judgment by the RFB. The total amount claimed is R$402,871.
h.Tax assessment related to 2021: An administrative appeal was filed against the assessment, which awaits judgment by the RFB. The total amount claimed is R$587,342.
(ii)Amortization of goodwill: The Group also received four tax assessments in which the tax authorities challenge the deductibility for the purpose of Corporate Income Tax (IRPJ) and Social Contribution of Net Profits (CSLL) of the expenses deriving from the amortization of goodwill registered upon the acquisitions made by the Group between 2013 and 2016. According to the tax authorities, the goodwill was registered in violation of Laws 9.532/97 and 12.973/14, respectively. Currently, two of the proceedings are pending judgment by the RFB and the other two await judgment by the CARF, since the administrative appeals were denied. Also, the Group has filed two lawsuits to prevent the issuance of new tax assessments and/or the application of the 150% penalty by the tax authorities in relation to expenses of such goodwill incurred in other periods. The risk of loss for these claims is classified as possible by the external counsels. The amount claimed is R$116,367.
(iii)Banco Modal S.A. - Employees Profit Sharing Plan: In March 2016, tax authorities issued an assessment against Banco Modal mainly related to alleged unpaid social security contributions on amounts due and paid to employees as profit sharing plan on calendar year 2012. In June 2025, Banco Modal joined a tax settlement program to pay the amounts under discussion with a 65% reduction. The remaining amount still pending is R$710, which will be paid in 9 equal monthly installments.
(iv)The Group is defendant in 2,673 (December 31, 2024 – 2,130) civil and administrative claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.
(v)The Group is defendant in 228 (December 31, 2024 – 235) labor claims by former employees. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.